Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Share-based payments	$ 316	$ 391	$ 154
Net Balance Receivable Payable [Member]
Statement [Line Items]
Executive Salaries And Remuneration	(13)	0
Severance	0	0
Directors Fees	(27)	(1)
Share-based payments	0	0
Total Key Management Compensation	(30)	(1)
General and Administrative Costs [Member]
Statement [Line Items]
Executive Salaries And Remuneration	833	803	647
Severance	0	73	191
Directors Fees	85	86	70
Share-based payments	316	391	154
Total Key Management Compensation	$ 1,234	$ 1,353	$ 1,062